Subsequent events (Details) $ in Thousands	Jan. 12, 2023 USD ($) shares	Jan. 04, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Notional value			R$ 78,000,000	R$ 172,856,000
Exercise price of the options [Member]		R$ 15.50
Acquisition | YellowFi Mortgage LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interest	100.00%
Number of Units | shares	100,000
Notional value | $	$ 450,000